Principal accounting policies	12 Months Ended
Dec. 31, 2024
Principal accounting policies
Principal accounting policies
2	Principal accounting policies
(a)	Basis of preparation

The consolidated financial statements have been prepared in accordance with the U.S. GAAP. Significant accounting policies followed by the Company in the preparation of the accompanying consolidated financial statements are summarized below.

Effective from November 14, 2022, iClick Cayman changed the ratio of the ADS representing its Class A ordinary shares from one ADS representing one-half of one Class A ordinary share to one ADS representing five Class A ordinary shares.

Liquidity

The Company incurred net losses from continuing operations of US$43,692, US$13,683 and US$24,006 for the years ended December 31, 2022, 2023 and 2024, respectively. Accumulated deficit was amounted to US$460,802 and US$489,400 as of December 31, 2023 and 2024, respectively. Net operating cash outflow from continuing operations of US$11,327, US$11,361 and US$12,493 was noted for the years ended December 31, 2022, 2023 and 2024. The board of directors has reviewed the Group’s current cash position and cash flow projections prepared by the management. The board of directors are of the opinion that, taking into account the disposal of certain loss-making businesses which hindered the Company’s operational efficiency, alongside the ongoing implementation of cost-saving measures, the Company will have sufficient working capital and liquidity for continuous operation. Accordingly, these consolidated financial statements have been prepared on a going concern basis.

During the year ended December 31, 2024, the board of directors approved the disposal of certain business segments. Accordingly, in preparation for the consolidated financial statements, management adjusted the presentation of prior periods to better reflect the effect of operations discontinued in current period. See Note 5 for details.

(b)	Use of estimates

The preparation of the Company’s consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from such estimates.

The Company believes that revenue recognition in determining whether iClick Cayman is the principal or an agent to the arrangements with merchants, fair value of short-term fund investment and long-term available-for-sale debt investment – convertible notes, allowance for credit losses on accounts receivables and other assets, impairment assessment of goodwill and long-lived assets and impairment of long-term investment reflect more significant judgments and estimates used in the preparation of its consolidated financial statements.

Management bases the estimates on historical experience and on various other assumptions as discussed elsewhere to the consolidated financial statements that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could materially differ from these estimates.

(c)	Consolidation

The Company’s consolidated financial statements include the financial statements of iClick Cayman, its subsidiaries, its VIE and a VIE’s subsidiaries for which iClick Cayman or its subsidiary is the primary beneficiary. All transactions and balances among iClick Cayman, its subsidiaries, its VIE and a VIE’s subsidiaries have been eliminated upon consolidation.

A subsidiary is an entity in which iClick Cayman, directly or indirectly, controls more than one half of the voting powers; or has the power to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors; or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

2	Principal accounting policies (Continued)
(c)	Consolidation (Continued)

A VIE is an entity in which iClick Cayman, or its subsidiary, through contractual agreements, bears the risks of, and enjoys the rewards normally associated with ownership of the entity. In determining whether iClick Cayman or its subsidiaries are the primary beneficiary, iClick Cayman considered whether it has the power to direct activities that are significant to the VIE’s economic performance, and also the Company’s obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Beijing WFOE and ultimately iClick Cayman hold all the variable interests of the VIE and its subsidiaries, and has been determined to be the primary beneficiary of the VIE.

Non-controlling interests are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to iClick Cayman as the controlling shareholder. Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated statement of comprehensive loss, statement of changes in equity and balance sheet, respectively.

(d)	Foreign currency translation

The reporting currency of iClick Cayman is the United States dollars (“US$”). iClick Cayman is a holding company engaged in capital raising and financing activities denominated in US$. As such, iClick Cayman’s functional currency has been determined to be the US$. The functional currency of iClick Cayman’s subsidiaries is the local currency of the country in which they are domiciled.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange existing at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into the functional currency at the applicable rates of exchange prevailing at the transaction date. Transaction gains and losses are recognized in “other losses, net”. Assets and liabilities denominated in foreign currencies are translated at the exchange rates at the balance sheet date. Equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive loss in the consolidated statements of changes in shareholders’ equity and comprehensive loss.

(e)	Fair value of financial instruments

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. When available, iClick Cayman uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Company will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs.

Fair value measurements are based on a fair value hierarchy, based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities that iClick Cayman has the ability to access at the measurement date.

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, such as quoted market prices for similar assets and liabilities; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

2	Principal accounting policies (Continued)
(e)	Fair value of financial instruments (Continued)

Level 3 — Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

(i)	Fair value measurement on a recurring basis

Observable inputs are based on market data obtained from independent sources. iClick Cayman uses a combination of valuation methodologies, including market and income approaches based on iClick Cayman’s best estimate, which is determined by using information including but not limited to the pricing of recent rounds of financing of the investees, future cash flow forecasts, liquidity factors and multiples of a selection of comparable companies. iClick Cayman’s contingent consideration (Note 4 (a)), and debt investments (Note 2(k)) are measured using unobservable inputs that require a high level of judgment to determine fair value, and thus classified as Level 3 (Note 3(c)).

iClick Cayman values its investments in wealth management products issued by banks classified as short-term investments in the consolidated balance sheets (Note 2(k)) using quoted subscription or redemption prices published by the banks and financial institution. Accordingly, iClick Cayman classifies the valuation techniques that use these inputs as Level 2.

The carrying amounts of cash and cash equivalents, time deposits, restricted cash, accounts receivable, amount due from an equity investee, rebates receivable, accounts payable, other financial assets and liabilities approximate their fair values due to the short-term nature of these instruments. Based on the borrowing rates currently available to the Company for debt with similar terms, the carrying amounts of the short-term bank borrowings approximate their fair values (using Level 2 inputs).

The Company values its listed equity securities using quoted prices for the underlying securities in active markets. Accordingly, the Company classifies the valuation techniques that use these inputs as Level 1.

(ii)	Fair value measurement on a non-recurring basis

The Company measures an equity investment accounted for using the equity method at fair value on a non-recurring basis only if an impairment charge were to be recognized. For the years ended December 31, 2022, 2023 and 2024, no impairments were recorded on the investment in an equity investee which would require fair value measurement on a non-recurring basis.

Equity investments accounted for using the net asset value per share as a practical expedient (Note 2(k)(i)) and measurement alternative (Note 2(m)) are generally not categorized in the fair value hierarchy. However, if equity investments without readily determinable fair values accounted for using the measurement alternative were re-measured during the year, they would be classified within Level 3 in the fair value hierarchy because the Company estimated the value of the investments based on valuation methods using the observable transaction price at the transaction date and other unobservable inputs. See Note 2(m) for details.

2	Principal accounting policies (Continued)
(f)	Cash, cash equivalents and restricted cash

Cash and cash equivalents include cash on hand, cash in bank and time deposits placed with banks or other financial institutions, which have original maturities of three months or less and are readily convertible to known amounts of cash.

Restricted cash represented bank deposits in accounts that are restricted as to withdrawal or usage. For restriction which is expected to be released within one year of the balance sheet date, the respective restricted cash balance is classified as current. As of December 31, 2023, the Company’s restricted cash mainly represents balance held in restricted bank accounts as required by certain loan agreements.

(g)	Time deposits

Time deposits represent demand deposits placed with banks with original maturities of more than three months but less than one year. Interest income is recognized using the effective interest method in the consolidated statements of comprehensive loss during the periods. Time deposits are valued based on the prevailing interest rates in the market.

(h)	Accounts receivable, net

Accounts receivable are presented net of allowance for credit losses. The Company evaluates its accounts receivable for expected credit losses on a regular basis. The Company maintains an estimated allowance for credit losses which reflects its best estimate of amounts that potentially will not be collected. See Note 2(j) for details of current expected credit losses on accounts receivable.

(i)	Rebates receivable

Rebates receivable represent sales rebates that have already been earned but not received from third party publishers. The Company earns its rebates from purchasing advertising spaces from these website publishers.

(j)	Current expected credit losses

The Company’s cash and cash equivalents, time deposits, restricted cash, accounts receivable, amount due from an equity investee, rebates receivable, other current assets and other assets are within the scope of current expected credit losses assessment. The Company has identified the relevant risk characteristics of its customers and the related receivables and other current assets which include size, type of the services the Company provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools for collective evaluation. Receivables that do not share similar risk characteristics are evaluated on an individual basis and are not included in the collective evaluation. For each pool for collective evaluation, the Company considers the historical credit loss experience, current economic conditions, supportable forecasts of future economic conditions, and any recoveries in assessing the lifetime expected credit losses. Other key factors that influence the expected credit loss analysis include customer demographics, payment terms offered in the normal course of business to customers, and industry-specific factors that could impact the Company’s receivables. Additionally, external data and macroeconomic factors are also considered. This is assessed at each quarter based on specific facts and circumstances.

The Company estimated the allowance for credit losses on loans and interest receivable as included in other current assets (2023: other assets) on the consolidated balance sheets not sharing similar risk characteristics on an individual basis. The key factors considered when determining the above allowances for credit losses include the estimated loan collection schedule under different scenarios and their corresponding probability of occurrence, discount rate, financial condition and performance data of the borrowers and their cash flow forecasts considering current and future economic conditions.

2	Principal accounting policies (Continued)
(j)	Current expected credit losses (Continued)

The following table presents the movement in the allowance for credit losses for the years ended December 31, 2023 and 2024.

	Accounts receivable (Note)
	For the years ended December 31,
	2023			2024
	Discontinued	Continuing		Discontinued	Continuing
	operations	operations	Total	operations	operations	Total

Balance at the beginning of year	35,480	1,735	37,215	27,729	1,434	29,163
(Reversal)/provision for the year	(966)	(465)	(1,431)	(26,695)	1,956	(24,739)
Accounts receivable written off	(6,087)	164	(5,923)	(1,025)	(756)	(1,781)
Exchange differences	(698)	—	(698)	(9)	(1)	(10)
Balance at the end of year	27,729	1,434	29,163	—	2,633	2,633

Note:

Allowance for credit losses on accounts receivable are estimated by grouping accounts receivable into pools based on relevant credit risk characteristics of the debtors. Accounts receivable relating to debtors with known financial difficulties or significant doubt on collection of receivables are assessed individually for specific provision for impairment allowance. As of December 31, 2023 and 2024, the balance of specific provision for credit losses in respect of these individually assessed receivables was US$15,092 (out of which US$959 was related to the continuing operations) and US$283, respectively. Accounts receivable relating to other debtors are assessed collectively for the risk of default, taking into account the nature of the debtor, its geographical location and its ageing category, and applying the expected credit loss rates to the respective gross carrying amounts of accounts receivable. The expected credit loss rates of each pool are determined based on historical loss experience as adjusted with current and forward-looking information such as macroeconomic factors affecting the ability of the debtors to settle the receivables.

	Loans and interest receivable
	For the years ended December 31,
	2023			2024
	Discontinued	Continuing		Discontinued	Continuing
	operations	operations	Total	operations	operations	Total
Balance at the beginning of year	4,043	—	4,043	8,361	23	8,384
Provision/(reversal) for the year	4,463	23	4,486	(8,361)	1,353	(7,008)
Exchange differences	(145)	—	(145)	—	—	—
Balance at the end of year	8,361	23	8,384	—	1,376	1,376

2	Principal accounting policies (Continued)
(k)	Investments

	As of December 31,
	2023			2024
	Discontinued	Continuing
	operations	operations	Total
Short-term investments under current assets
Fund investments (Note (i))	3,784	—	3,784	5,846
Listed equity securities (Note (ii))	—	403	403	313
Wealth management products (Note (iii))	—	1,536	1,536	414
	3,784	1,939	5,723	6,573

Other long-term investments under non-current assets
Available-for-sale debt investments (Note (iv))	—	3,179	3,179	—
Equity investments (Note 2(m))	—	—	—	—
	—	3,179	3,179	—

(i)	Fund investments

Fund investments over which the Company does not have the ability to exercise significant influence, are required to be measured at fair value under ASC 321 “Investments—Equity Securities” (“ASC 321”). The Company has adopted the practical expedient in ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”) to estimate fair value using the net asset value per share (or its equivalent) of these investments which were without readily determinable fair value. Fund investments included in the consolidated balance sheet as short-term investments as of December 31, 2023 and 2024 amounted to US$3,784 (out of which US$nil was recognized in the continuing operations) and US$5,846 (new investment in current year and recognized in continuing operations) respectively and the change in fair value recorded in consolidated statement of comprehensive loss. Fair value change of US$17, US$119 and US$428 (out of which US$nil, US$nil and US$428 were related to the continuing operations) were recognized under “other losses, net” for the years ended December 31, 2022, 2023 and 2024 respectively.

(ii)	Listed equity securities

Investments in listed equity securities are reported at fair value in the consolidated balance sheets and the fair value gains and losses are recorded in the consolidated statements of comprehensive loss under ASU 2016 - 01. Listed equity securities recorded in the consolidated balance sheet as short-term investments as of December 31, 2023 and 2024 amounted to US$403 and US$313, respectively, and the fair value gain for the years ended December 31, 2022, 2023 and 2024 recorded in the consolidated statement of comprehensive loss under “other losses, net” amounted to US$100, US$448 and US$28, respectively.

2	Principal accounting policies (Continued)
(k)	Investments (Continued)
(iii)	Wealth management products

Wealth management products are issued by banks in the PRC which are redeemable by the Company at any time. They are unsecured with variable interest rates and primarily invested in debt securities issued by the PRC government, corporate debt securities and central bank bills. The Company measures these investments at fair value using the quoted subscription or redemption prices published by the bank. Wealth management products recorded in the consolidated balance sheet as short-term investments as of December 31, 2023 and 2024 amounted to US$1,536 and US$414 respectively, the fair value gain for the years ended December 31, 2022, 2023 and the fair value loss the years ended December 31, 2024 recorded in the consolidated statement of comprehensive loss under “other losses, net” amounted to US$65 (out of which US$28 was recognized in the continuing operations), US$1 and US$nil, respectively.

(iv)	Available-for-sale debt investments

Available-for-sale debt investments of the Company include investments in convertible notes issued by two private companies as accounted for under the fair value option, for which the total fair values as of December 31, 2023 and 2024 were US$3,179 and US$nil, respectively. Interest income and all other changes in the carrying amount of this debt investment are recognized in earnings. The Company recorded fair value change on debt investments of US$2,550, US$179 and US$308 for the years ended December 31, 2022, 2023 and 2024, respectively, and recognized a provision of impairment amounted to US$3,487 for the year ended December 31, 2024.

2	Principal accounting policies (Continued)
(l)	Investment in an equity investee

Investment in an equity investee represents the Company’s investment in a privately held company. The Company applies the equity method to account for an equity investment in common stock or in-substance common stock, according to Accounting Standards Codification (“ASC”) 323 “Investment — Equity Method and Joint Ventures,” over which it has significant influence but does not own a majority equity interest or otherwise control.

Under the equity method, the Company initially records the investments at cost and the difference between the cost of the equity investee and the fair value of the underlying net assets of the equity investee is recognized as equity method goodwill and intangible assets acquired, which is included in the equity method investments on the consolidated balance sheets. The Company subsequently adjusts the carrying amount of the investments to recognize its (i) proportionate share of each equity investee’s post-acquisition net income or loss into earnings, (ii) share of post-acquisition movements in accumulated other comprehensive income into other comprehensive income, and (iii) cash distributions from investees, after the date of investment. When the Company’s share of loss in the equity investee equals or exceeds its interest in the equity investee, the Company does not recognize further loss, unless the Company has incurred obligations or made payments or guarantees on behalf of the equity investee.

The Company evaluates its equity method investment for impairment under ASC 323-10. An impairment loss on the equity method investment is recognized in the consolidated statement of comprehensive loss when the decline in value is determined to be other-than-temporary. No impairment loss has been recorded during the years ended December 31, 2022, 2023 and 2024.

(m)	Other long-term equity investments

The Company’s other long-term equity investments as of December 31, 2023 and 2024 consist of equity securities without readily determinable fair value.

In accordance with ASC 321 “Investments—Equity Securities”, the Company is required to measure its equity investments at fair value and any changes in fair value are recognized in earnings. For equity investments without readily determinable fair value and does not qualify for the existing practical expedient in ASC 820 to estimate fair value using the net asset value per share (or its equivalent) of the investments, the Company has elected to use the measurement alternative to measure its equity investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. Significant judgments are required to determine (i) whether observable price changes are orderly transactions and identical or similar to an investment held by iClick Cayman; and (ii) the selection of appropriate valuation methodologies and underlying assumptions, including expected volatility and the probability of exit events as it relates to liquidation and redemption features used to measure the price adjustments for the difference in rights and obligations between instruments.

Management makes a qualitative assessment as to whether the investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, management estimates the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, iClick Cayman recognizes an impairment loss in net loss equal to the difference between the carrying value and fair value. Management applied judgment in (i) determining whether the investment is impaired, (ii) estimating the impairment amount if an impairment exists, and (iii) determining valuation methods and key valuation assumptions and data used in estimating the impairment amounts. These judgments consider various factors and events including a) adverse performance of investees; b) adverse industry developments affecting investees; and c) adverse regulatory, social, economic or other developments affecting investees. These judgements include the selection of valuation methods in estimating fair value and the determination of key valuation assumptions used, comprising selection of comparable companies and multiples, and discount for lack of marketability. iClick Cayman recognized impairment losses of US$10,805 (out of which US$6,689 was related to the continuing operations), US$1,034 and US$nil for the years ended December 31, 2022, 2023 and 2024 respectively.

2	Principal accounting policies (Continued)
(n)	Property and equipment, net

Property and equipment are stated at historical cost less accumulated depreciation and impairment loss, if any. Depreciation is calculated using the straight-line method over their estimated useful lives. The estimated useful lives are as follows:

Leasehold improvements	Over the shorter of lease term or 2 – 5 years
Furniture and fixtures	2 – 5 years
Office equipment	3 – 5 years
Motor Vehicles	3 – 5 years

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statement of comprehensive loss.

(o)	Business combinations

The Company accounts for acquisitions of entities that include inputs and processes and have the ability to create outputs as business combinations. The Company accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805 “Business Combinations” (“ASC 805”). The cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations as of the acquisition date. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total costs of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of comprehensive loss as gain on bargain purchase. During the measurement period, which can be up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of comprehensive loss.

(p)	Intangible assets, net

Intangible assets mainly consist of computer software licenses purchased from external parties and computer software and systems, developed technologies, customer relationship, brand name, contract backlog and advertising contract acquired through the acquisitions of subsidiaries. Identifiable intangible assets are carried at acquisition cost less accumulated amortization and impairment loss, if any. Amortization of finite lived intangible assets is computed using the straight-line method over the following estimated useful lives, which are as follows:

Computer software and systems	2 – 5 years
Developed technologies	5 years
Customer relationship	4 – 5 years
Brand name	4 years
Contract backlog	3 years
Advertising contract	30 years

2	Principal accounting policies (Continued)
(q)	Impairment of goodwill

Goodwill represents the excess of the purchase consideration over the fair value of assets and liabilities of businesses acquired. Goodwill is not subject to regular periodic amortization. Instead, management conducts a goodwill impairment test at the reporting unit level annually in the fourth quarter, or more frequently when events or circumstances occur indicating that the recorded goodwill may be impaired.

A reporting unit is an operating segment or a component of an operating segment which is a business and for which discrete financial information is available and reviewed by a segment manager. The Company’s reporting units include (i) the Marketing Solutions and (ii) the Enterprise Solutions.

In accordance with the guidance from ASU No. 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Accounting for Goodwill Impairment, for the purpose of the goodwill impairment test, the Company first assesses qualitative factors to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount. If an initial qualitative assessment identifies that it is more likely than not that the carrying value of a reporting unit exceeds its estimated fair value, an additional quantitative evaluation is performed. Alternatively, the Company may elect to proceed directly to the quantitative goodwill impairment test. As part of the quantitative goodwill impairment test, the Company compares the fair value of each reporting unit to its carrying value, with an impairment charge recorded for the amount by which the carrying amount exceeds the reporting unit’s fair value up to a maximum amount of the goodwill balance for the reporting unit.

For evaluation of reporting units using a quantitative assessment, the Company determines the fair values of the Marketing Solutions reporting unit and the Enterprise Solutions reporting unit as of December 31, 2022 based on an income approach. Under the income approach, the Company estimates the fair value of the reporting units based on discounted cash flow method derived from the reporting unit’s long-term forecasts which included a five-year future cash flow projection and an estimated terminal value. The cash flow projection is based on management’s most recent view of the long-term outlook for the reporting units in order to come up with revenue growth rates, gross margin, the estimated terminal value using a terminal year long-term future growth rate, discount rates, and other assumptions deemed reasonable by management.

Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and estimating the fair value of each reporting unit. Estimating fair value of individual reporting units requires the exercise of significant management judgment, including judgment in an income approach about appropriate revenue growth rates, gross margin, an estimated terminal value using a terminal year long-term future growth rate and a discount rate for the reporting units. Changes in these estimates and assumptions could materially affect the estimation of fair value for each reporting unit.

As of December 31, 2022, the Company determined that there were sufficient indicators to trigger a quantitative goodwill impairment analysis. The indicators included, among others: (1) the underperformance against plan of the Company’s reporting units due to the negative impact of the COVID-19 outbreak to the macroeconomy of the PRC, (2) a revision of the Company’s forecasted future earnings due to intensified industry competition, and (3) a decline in iClick Cayman’s market capitalization in 2022. The Company’s annual quantitative goodwill impairment analysis as of December 31, 2022 indicated that both Marketing Solutions and Enterprise Solutions reporting units were fully impaired. Accordingly, the Company recognized an impairment charge of US$9,834 and US$70,303 for the continuing operations and discontinued operations, respectively, for the year ended December 31, 2022. There was no goodwill during the year ended and as of December 31, 2023 and 2024.

2	Principal accounting policies (Continued)
(r)	Impairment of long-lived assets

Long-lived assets of the Company including property and equipment, intangible assets (other than goodwill) and right-of-use-assets which are held and used are reviewed for impairment when events or changes in the circumstances indicate that the carrying value of an asset or asset group may no longer be recoverable. For an asset or asset group that is held and used, the asset or asset group represents the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets or asset groups. Factors considered by the Company in its impairment assessments of long-lived assets that are held and used include, but are not limited to, significant underperformance relative to historical or projected operating results; significant changes in the manner of use of the acquired assets or asset groups or the strategy for the overall business; and significant negative industry or economic trends. When the carrying value of a long-lived asset or asset group that is held and use may not be recoverable based upon the existence of one or more of the above indicators of impairment, the Company estimates the future undiscounted cash flows expected to result from the use of the asset or asset group and its eventual disposition. If the sum of the expected future undiscounted cash flows and eventual disposition is less than the carrying amount of the asset or asset group, the Company recognizes an impairment loss. An impairment loss is reflected as the amount by which the carrying amount of the asset or asset group exceeds the fair value of the asset or asset group, based on the fair value if available, or discounted cash flows, if fair value is not available. The discounted cash flow model on which the fair value of the asset or asset group as part of the Company’s impairment tests is based includes significant assumptions relating to revenue growth rates, gross margin, and other controllable expenses.

The Company identified certain long-lived asset groups which were held and used that were subject to indicators (which were similar to the indicators for goodwill impairment as explained in Note 2(q)) to trigger quantitative impairment assessments as of December 31, 2023 and 2024. Based on the Company’s impairment assessments on those long-lived asset groups as of December 31, 2023 and 2024, the Company recorded impairment of long-lived assets of US$3,248, among which US$1,684 (sum of US$426, US$185 and US$1,073 related to intangible assets (other than goodwill), property and equipment, and right-of-use assets, respectively) was recognized in the continuing operations; whilst US$1,564 (sum of US$13, US$nil and US$1,551 related to intangible assets (other than goodwill), property and equipment, and right-of-use assets, respectively) was recognized in the discontinued operations, and US$53 (which were related to right-of-use assets and recognized in the continuing operations) during the years ended December 31, 2023 and 2024, respectively in operating expenses.

(s)	Lease accounting

The Company determines if an arrangement is a lease or contains a lease at lease inception. For operating leases, the Company recognizes right-of-use assets (“ROU assets”) and lease liabilities based on the present value of the lease payments over the lease term on the consolidated balance sheets at commencement date. The Company estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located.

The Company records rent expense for operating leases, including leases of office premises, on a straight-line basis over the lease term. The Company begins recognition of rent expense on the commencement date, which is generally the date that the asset is made available for use. The lease liability is included in lease liabilities, current and lease liabilities, non-current within the consolidated balance sheets, which are reduced as lease related payments are made. The ROU asset is amortized on a periodic basis over the expected term of the lease. See Note 15 for additional information.

2	Principal accounting policies (Continued)
(t)	Deferred revenue

The Company receives prepayments for services in advance of service performance from certain customers. The amounts received in advance are recorded as deferred revenue and recognized as revenue in the period which the corresponding services are performed.

(u)	Treasury shares

iClick Cayman accounted for those shares repurchased as treasury shares at cost in accordance with ASC 505-30, and the treasury shares acquired are shown separately in shareholders’ equity as iClick Cayman has not yet decided on the ultimate disposition of those shares. If and when iClick Cayman cancels the treasury shares, the difference between the original issuance price and the repurchase price will be debited into additional paid-in capital.

(v)	Revenue recognition and cost of revenues

The following table presents our revenue recognized from contracts with customers disaggregated by the four types of pricing models:

	For the years ended December 31,
	2022			2023			2024
	Discontinued	Continuing		Discontinued	Continuing		Continuing
	operations	operations	Total	operations	operations	Total	operations
Recognized over time
- Sales agent	—	2,549	2,549	—	1,818	1,818	1,201
- Cost-plus	3,832	5,077	8,909	2,142	2,619	4,761	2,886
- SaaS products and services	51,005	11,202	62,207	37,716	8,144	45,860	8,695
	54,837	18,828	73,665	39,858	12,581	52,439	12,782

Recognized at point in time
- Specified actions	67,672	26,826	94,498	57,303	22,599	79,902	19,441
- SaaS products and services	—	917	917	5	871	876	583

Total	122,509	46,571	169,080	97,166	36,051	133,217	32,806

The Company’s Marketing Solutions service offerings are the provisions of online advertising services. The Company utilizes a combination of pricing models and revenue is recognized when the related services are delivered based on the specific terms of the contract, which are commonly based on (i) agreed incentive to be earned for being a sales agent of a publisher, (ii) cost-plus or (iii) specified actions (e.g. cost per impression (“CPM”) and cost per click (“CPC”)) and related campaign budgets, depending on the customers’ preferences and their campaigns launched. The Company also offers the Enterprise Solutions via the offering of SaaS products and services.

2	Principal accounting policies (Continued)
(v)	Revenue recognition and cost of revenues (Continued)

The Company recognizes revenue when the Company satisfies a performance obligation by transferring a promised service to a customer. The Company considers the following when determining if a contract exists under which the performance obligations have been satisfied: (i) contract approval by all parties, (ii) identification of each party’s rights regarding the goods or services to be transferred, (iii) specified payment terms, (iv) commercial substance of the contract, and (v) collectability of substantially all of the consideration is probable. Collectability is assessed based on a number of factors, including the creditworthiness of a customer, the size and nature of a customer’s business and transaction history. Revenues are recorded net of value-added taxes.

The Company follows the guidance provided in ASC 606, Revenue from Contracts with Customers, for determining whether the Company is the principal or an agent in arrangements with customers that involve another party that contributes to providing a specified service to a customer. In these instances, the Company determines whether it has promised to provide the specified service itself (as principal) or to arrange for the specified service to be provided by another party (as an agent). This determination depends on the facts and circumstances of each arrangement and, in some instances, involves significant judgment. The Company recognizes revenue from sales agent and cost-plus arrangement amounting to US$11,458, US$6,579 and US$4,087 (out of which US$7,626, US$4,437, and US$4,087 were recognized in the continuing operations) for the years ended December 31, 2022, 2023 and 2024, respectively, on a net basis as the Company is not primarily responsible for the fulfillment considering iClick Cayman only acts as an intermediary in executing transactions between the publishers and the customers, does not have control of the promised service as iClick Cayman only places orders based on specification set out by the customers, and does not have full discretion in establishing prices and therefore is the agent in the arrangement with customers. All other revenue of US$157,622, US$126,638 and US$28,719 (out of which US$38,945, US$31,614 and US$28,719 were recognized in the continuing operations) for the years ended December 31, 2022, 2023 and 2024, respectively, are reported on a gross basis, as the Company has determined it is the principal in the arrangement.

Sales agent

In the arrangement with a particular publisher, the Company acts as a sales agent for this publisher in selling marketing spaces to marketing clients. In return, the Company earns incentives from this publisher based on contractually stipulated amounts when certain spending thresholds are achieved. The Company considers this particular publisher as a customer and record such incentives as net revenues. Incentives from this publisher are calculated on both a quarterly and an annual basis in accordance with the terms as set out in the arrangement.

Revenue under this arrangement is recognized over time given the Company considers this particular publisher simultaneously receives and consumes the benefits provided by the Company’s performance as the Company performs. In other words, when the Company purchases marketing spaces on behalf of the marketing clients throughout the marketing campaigns as requested by them, this particular publisher simultaneously receives and consumes the benefit of the marketing spaces being purchased and therefore the Company is entitled to incentive payment from this publisher.

The Company grants rebates to marketing clients under the sales agent arrangement. The majority of marketing clients under this arrangement are not customers under either the cost-plus arrangement or specified actions arrangement. The Company records rebates granted to such marketing clients as reduction of revenue.

2	Principal accounting policies (Continued)
(v)	Revenue recognition and cost of revenues (Continued)

Cost-plus

For cost-plus advertisement campaigns, sales are recognized at the fair value of the amount received. Discounts granted to marketing clients under cost-plus marketing campaigns are recorded as a reduction of revenue. The determination of whether revenue should be reported on a gross or net basis is based on an assessment of whether the Company is acting as the principal or an agent in the transactions. In the normal course of business, the Company acts as an intermediary in executing transactions between website publishers and marketing clients. The specified service in the cost-plus arrangement is the provision of marketing space, which is controlled by the website publishers, rather than the Company. The Company assists the marketing clients to place orders with specific website publishers based on specification set out the marketing clients. The Company does not have the ability to direct the use of marketing space and does not have any inventory risk. Pricing is generally based on the actual advertising spending incurred by the marketing clients plus a margin. Accordingly, the Company concludes that it is not the principal in these arrangements and reports revenue earned and costs incurred related to these transactions on a net basis.

Revenue under this arrangement is recognized over time as the Company considers its customers simultaneously receive and consume the benefits provided by the Company’s performance. At the time the Company purchases marketing spaces during the contract term for its customers, the customers’ advertisements could be placed throughout the marketing campaign. Revenue recognition under this arrangement is not based on an occurrence of significant act or milestone method.

Throughout the various services delivered to clients under the cost-plus arrangements, the Company earns rebates from publishers and grant rebates to marketing clients. The rebates that the Company grants to marketing clients under cost-plus arrangement are recorded as reduction of revenue, based on the spending amount the marketing clients would actually incur to earn the corresponding level of rebates. The rebates that the Company receives from publishers under the cost-plus arrangements are recorded as revenue. These rebates are recognized when a particular milestone is achieved (i.e. applying the relevant rebates based on the level of spending threshold actually achieved) and spending has actually occurred.

Specified actions

The Company also generates revenue from performing specified actions (e.g a CPM and CPC basis). Revenue is recognized on a CPM or CPC basis as impressions or clicks are delivered while revenue is recognized once agreed actions are performed. For the specified actions advertisement campaigns, the Company is the principal as it has the obligation to deliver successful actions requested by marketing clients. Also, the Company will only be paid if successful actions can be delivered and is exposed to risk of loss. In terms of pricing, the Company has complete latitude in establishing the selling prices of each of the CPM and CPC pricing model. The Company’s margin may vary as the costs incurred to deliver successful actions may vary and is therefore exposed to risk of loss whereby validating its degree of responsibility to its customers. Although the inventory risk under specified actions arrangement is considered to be low, the Company concludes that it is the principal in such arrangement as it is the principal ultimately responsible for delivering successful actions and in charge of establishing the price per action. Accordingly, the Company reports revenue earned and costs incurred related to these transactions on a gross basis.

Revenues under this arrangement is recognized at point-in-time when the Company is able to deliver the specified actions as requested by the customers. Upon the occurrence of the specified actions, the customers take control of the specified actions and this is when the Company recognizes the corresponding revenue. Unlike the cost-plus arrangement, when the Company purchases marketing spaces in order to deliver the specified actions, the customers do not receive and consume the benefit as the benefit to be received by the customers is the occurrence of the specified actions. Also, the Company does not create or enhance an asset that the customers control as the marketing spaces ultimately belong to the publishers. The Company does not have any right to payment for simply purchasing the marketing spaces and would only be compensated upon delivery of the specified actions.

2	Principal accounting policies (Continued)
(v)	Revenue recognition and cost of revenues (Continued)

Specified actions (Continued)

The Company also grants rebates to marketing clients under the specified actions arrangement. Same as the treatment under cost-plus arrangement, the rebates that the Company grants to marketing clients under cost-plus arrangement are recorded as reduction of revenue and are recorded based on the amount the marketing clients would actually incur to earn the corresponding level of rebates. The rebates that the Company receives from publishers under the specified actions arrangement are recorded as a reduction of cost of revenues. These rebates are recognized when a particular milestone is achieved (i.e. applying the relevant rebates based on the level of spending threshold actually achieved) and spending has actually occurred.

Cost of revenues consists of the costs to purchase space for the online advertising operations, amortization expenses related to the Company’s computer software and systems, salaries and benefits of relevant operations and support personnel and depreciation of relevant property and equipment and impairment on relevant intangible assets. The Company becomes obligated to make payments related to website publishers in the period the marketing impressions and click-through occur. Such expenses are classified as cost of revenues in the consolidated statements of comprehensive loss as incurred. Cost of revenues also includes rebates received from website publishers which are recorded as a reduction of cost of revenues when the Company is acting as a principal in a transaction.

SaaS products and services

Under this arrangement, the Company offers SaaS products and services through provision of software and data analytical tool licenses, customer relationship management (“CRM”) solutions and digitalized operational solutions services. Revenues under this arrangement primarily consist of fees for (i) promotion of products or services by key opinion leaders (“KOL”) on online media platform; (ii) provision of digital marketing, social media and smart content generation; (iii) licensing to provide customers with access to one or more of the existing cloud applications for e-commerce, marketing and customer management, (iv) the development of new cloud applications customized for individual customer. Each of these performance obligations are considered as distinct and are charged with standalone pricing. Contracts with customers under this arrangement are generally with a term of 1 to 24 months.

Revenue from promotion of products or services of marketing clients by KOL on online media platform is generally recognized over time over the service period beginning on the date that the promotion content is made available on the online media platform. The Company does not have other right to consideration in exchange for goods or service that the Company has transferred to a customer when that right is conditional on something other than the passage of time.

Revenue from provision of digital marketing, social media and smart content generation are recognized over time over the contract period as the Company considers its customers simultaneously receive and consume the benefits provided by the Company’s performance.

Revenues from licensing of existing cloud applications are generally recognized ratably over time over the contract term beginning on the date that the licensing service is made available to the customer, whereby the Company considers that its customers simultaneously receive and consume the benefits provided by the use of existing cloud applications. The Company does not have other right to consideration in exchange for goods or service that the Company has transferred to a customer when that right is conditional on something other than the passage of time.

2	Principal accounting policies (Continued)
(v)	Revenue recognition and cost of revenues (Continued)

SaaS products and services (Continued)

Revenues from developing new cloud applications exclusively customized for customers and licenses for on-premises software is recognized at point-in-time when the Company is able to deliver the cloud applications to customers or when the Company provides customers with right to use the on-premises software. The Company considers the transfer of control of new cloud applications/software to customer, which represents a distinct performance obligation, to be completed when such cloud applications/software are on-premise and fully functional such that the customer can use and benefit from the cloud applications/software on its own.

Besides, the Company also provides certain additional services along with the above arrangements of cloud application development and software licensing, such as technical support, bug fixes, CMR solutions and digitalized operational solutions. These additional services are considered to be a series of distinct services that are substantially the same and have the same duration and measure of progress; therefore, the Company concludes that they represent a separate combined performance obligation. Revenues from such additional services are recognized ratably over-time over the contract period.

The respective stand-alone selling prices of each of these performance obligations are determined based upon observable prices in stand-alone transactions and contractually stated price whereby no allocation of selling prices among individual performance obligations are required.

Cost of revenues for SaaS products and services primarily comprises amortization expenses related to the Company’s computer software and systems, salaries and benefits of relevant operations and support personnel, depreciation of relevant property and equipment and other direct service costs.

Contract balances

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represent amounts invoiced and revenue recognized prior to invoicing when the Company has satisfied its performance obligations and has the unconditional right to payment. The Company normally does not have contract assets, which are primarily unbilled accounts receivable that are conditional on something other than the passage of time.

Deferred revenue represents contract liabilities which related to unsatisfied performance obligations at the end of the period. Due to the generally short-term duration of the contracts, the majority of the performance obligations are satisfied in the following reporting period. Revenue recognized during the years ended December 31, 2023 and 2024, respectively, relating to deferred revenue as of January 1, 2023 and 2024 was US$8,767 (out of which US$3,365 was related to the continuing operations) and US$2,006, respectively. For the amount remained as deferred revenue as of January 1, 2023 and 2024, respectively, but not recognized as revenue during the years ended December 31, 2023 and 2024, respectively, there is still a contractual obligation for the Company to provide service whereby the Company is not obliged to make any refund of the amount received from customers. Such amount will be recognized as revenue when all of the revenue recognition criteria are met.

2	Principal accounting policies (Continued)
(v)	Revenue recognition and cost of revenues (Continued)

Practical Expedients

The Company has used the following practical expedients as allowed under ASC 606:

(i)	The transaction price allocated to the performance obligations that are unsatisfied, or partially unsatisfied, has not been disclosed as substantially all of the Company’s contracts have a duration of one year or less.
(ii)	Payment terms and conditions vary by contract type, although terms generally include a requirement of prepayment or payment within one year or less. In instances where the timing of revenue recognition differs from the timing of invoicing, the Company has determined that its contracts generally do not include a significant financing component.
(iii)	The Company generally expenses sales commissions when incurred because the amortization period would be one year or less. These costs are recorded within sales and marketing expenses.
(w)	Prepaid media costs

Prepaid media costs represent prepayments for online space paid by the Company to third party publishers of websites. Upon utilization, media costs are recognized in cost of revenues when the Company is determined as acting as the principal. However, when the Company is determined as acting as the agent, those costs are recognized as deduction to revenue by the Company. These prepayments are classified as current considering the corresponding online spaces are expected to be purchased and utilized within twelve months from the date of payments.

2	Principal accounting policies (Continued)
(x)	Research and development expenses

Research and development expenses consist primarily of (i) salary and welfare for research and development personnel, (ii) leases expenses and (iii) depreciation of office premise and servers utilized by research and development personnel. Costs incurred during the research stage are expensed as incurred. Costs incurred in the development stage, prior to the establishment of technological feasibility, which is when a working model is available, are expensed when incurred.

The Company accounts for internal use software development costs in accordance with guidance on intangible assets and internal use software. This requires capitalization of qualifying costs incurred during the software’s application development stage and to expense costs as they are incurred during the preliminary project and post implementation/operation stages.

The Company incurred development costs in connection with an internal-use enterprise resource planning (“ERP”) software to further enhance management to monitor the business. While internal and external costs incurred during the preliminary project stage are expensed as incurred, costs relating to activities during the application development stages have been capitalized. For the years ended December 31, 2022, 2023 and 2024, the Company has not capitalized development costs related to ERP software as intangible assets. In addition, the Company incurred other research and development costs in relation to other internal use software used to support its operations. Any development costs qualified for capitalization were immaterial for the periods presented. For the years ended December 31, 2022, 2023 and 2024, the Company has not capitalized any other costs related to internal use software other than the ERP software.

(y)	Sales and marketing expenses

Sales and marketing expenses consist primarily of (i) advertising and marketing expenses, and (ii) salary and welfare for sales and marketing personnel. Advertising expenses are recorded as sales and marketing expenses when incurred, and totaled US$6,769, US$2,997 and US$1,920 (out of which US$4,989, US$2,759 and US$1,871 were related to the continuing operations) for the years ended December 31, 2022, 2023 and 2024, respectively.

(z)	General and administrative expenses

General and administrative expenses consist primarily of (i) salary and welfare for general and administrative personnel, (ii) professional service fees, and (iii) allowance for credit losses.

(aa)	Employee social security and welfare benefits

Employees of the Company in the PRC are entitled to staff welfare benefits including pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund plans through a PRC government-mandated multi-employer defined contribution plan. The Company is required to contribute to the plan based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government.

The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Company’s obligations are limited to the amounts contributed and no legal obligation beyond the contributions made.

The Company also makes payments to other defined contribution plans for employees employed by subsidiaries outside the PRC. iClick Cayman and subsidiaries incorporated in Hong Kong are required to make contributions to Mandatory Provident Funds under the Hong Kong Mandatory Provident Fund Schemes Ordinance. Such contributions are recognized as an expense in profit or loss as incurred.

2	Principal accounting policies (Continued)
(aa)	Employee social security and welfare benefits (Continued)

Pursuant to the policies of iClick Cayman’s subsidiaries in Hong Kong in accordance with applicable labor protection laws in Hong Kong, all employees of such subsidiaries with more than 5 years of service are entitled to severance payment upon forced termination or retrenchment or in the event that the employee reaches the retirement age of 65. The entitlement to severance payment is determined according to several factors including but not limited to age, length of service and remuneration, and is subject to a maximum amount of Hong Kong dollars (“HK$”) 390,000. The Company accounts for such severance liabilities based on an actuarial valuation using the projected unit credit method. There are no separate plan assets held in respect to these liabilities.

(ab)	Non-controlling interests

The non-controlling interests are presented in the consolidated balance sheets, separately from equity attributable to the shareholders of iClick Cayman. Non-controlling interests are presented on the face of the consolidated statement of comprehensive loss as an allocation of the total income or loss for the year between non-controlling interests holders and the shareholders of iClick Cayman.

(ac)	Income taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

Deferred income taxes are accounted for using an asset and liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purpose. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive loss in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Company’s uncertain tax positions and determining its provision for income taxes. The Company recognizes interests and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheets and under other expenses in its statements of comprehensive loss. The Company did not recognize any significant interest and penalties associated with uncertain tax positions for the years ended December 31, 2022, 2023 and 2024. As of December 31, 2023 and 2024, the Company did not have any significant unrecognized uncertain tax positions.

2	Principal accounting policies (Continued)
(ad)	Share-based compensation

iClick Cayman grants stock-based awards, including share options, restricted share units and warrants of iClick Cayman, to eligible employees, officers, directors, and non-employee consultants. The Company accounts for share-based awards granted to employees in accordance with ASC 718, “Compensation - Stock Compensation” and share-based awards granted to non-employees in accordance with ASC subtopic, 505-50 (“ASC 505-50”), “Equity-Based Payments to Non-Employees”. ASC 505. On January 1, 2019, the Company adopted ASU 2018-07, Compensation—Stock Compensation (Topic 718): Improvement to Nonemployee Share-based Payment Accounting to amend the accounting for share-based payment awards issued to non-employees. Under ASU 2018-07, the accounting for awards to non-employees are similar to the model for employee awards.

Option and RSUs granted to employees

Under the fair value recognition provisions of ASC 718-10, share-based compensation costs are measured at the grant date. The share-based compensation expenses have been categorized as either general and administrative expenses, sales and marketing expenses or research and development expenses, depending on the job functions of the grantees. For the options and RSUs granted to employees, the compensation expense is recognized using the graded-vesting attribution approach over the requisite service period, which is generally the vesting period. Forfeitures are estimated at the time of grant, with such estimate updated periodically and with actual forfeitures recognized currently to the extent they differ from the estimate. In determining the fair value of iClick Cayman’s share options, the binomial option pricing model has been applied. The fair value of RSUs is determined with reference to the fair value of the underlying shares.

Option modification

According to ASC 718, a change in any of the terms or conditions of equity based awards shall be accounted for as a modification of the award. Therefore, the Company calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified. For vested options, the Company would recognize incremental compensation costs on the date of modification and for unvested options, the Company would recognize, prospectively and over the remaining requisite service period, the sum of the incremental compensation costs and the remaining unrecognized compensation costs for the original award.

Option, RSUs and warrants granted to non-employees

Pursuant to ASU No. 2018-07, Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting (“ASU 2018-07”), stock-based awards granted to consultants and non-employees are accounted for in the same manner as awards granted to employees as described above.

Options and warrants of iClick Cayman issued to non-employees are measured based on fair value of the options and warrants which are determined by using the binomial option pricing model and RSUs of iClick Cayman issued to non-employees are measured based on fair value of the RSUs which are determined with reference to the fair value of the underlying shares.

(ae)	Government subsidies

The Company receives subsidies from Hong Kong and the local PRC government for general use. General-use subsidies which are not subject to any conditions or specific use requirements are recorded as subsidy income in the consolidated statements of comprehensive loss.

2	Principal accounting policies (Continued)
(af)	Statutory reserves

iClick Cayman’s subsidiaries, a consolidated VIE and subsidiaries incorporated in the PRC, are required on an annual basis to make appropriations of retained earnings set at certain percentage of after-tax profit determined in accordance with PRC accounting standards and regulations (“PRC GAAP”).

Appropriation to the statutory general reserve should be at least 10% of the after tax net income determined in accordance with the legal requirements in the PRC until the reserve is equal to 50% of the entities’ registered capital. The Company is not required to make appropriation to other reserve funds and the Company does not have any intentions to make appropriations to any other reserve funds.

The general reserve fund can only be used for specific purposes, such as setting off the accumulated losses, enterprise expansion or increasing the registered capital. Appropriations to the general reserve funds are classified in the consolidated balance sheets as statutory reserves.

There are no legal requirements in the PRC to fund these reserves by transfer of cash to restricted accounts, and the Company was not done so.

Relevant laws and regulations permit payments of dividends by the PRC subsidiaries and affiliated companies only out of their retained earnings, if any, as determined in accordance with respective accounting standards and regulations. Accordingly, the above balances are not allowed to be transferred to iClick Cayman in terms of cash dividends, loans or advances.

(ag)	Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

(ah)	Dividends

Dividends are recognized when declared. No dividends were declared for the years ended December 31, 2022, 2023 and 2024, respectively. The Company does not have any present plan to pay any dividends on ordinary shares in the foreseeable future. The Company currently intends to retain the available funds and any future earnings to operate and expand its business.

(ai)	Loss per share

Basic loss per share is computed by dividing net loss attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year using the two class method. The Company uses the two-class method to calculate net loss per share though both classes share the same rights in dividends. Therefore, basic and diluted loss per share are the same for both classes of ordinary shares. Using the two class method, net loss is allocated between ordinary shares based on their participating rights.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalents shares outstanding during the year. Dilutive equivalent shares are excluded from the computation of diluted loss per share if their effects would be anti-dilutive. Ordinary share equivalents consist of ordinary shares issuable upon the conversion of the stock options and warrants and vesting of RSUs, using the treasury stock method.

2	Principal accounting policies (Continued)
(aj)	Comprehensive income/loss

Comprehensive income/loss is defined as the change in shareholders’ equity of the Company during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders.

Comprehensive income/loss is reported in the consolidated statements of comprehensive loss. Accumulated other comprehensive income/losses of the Company include the foreign currency translation adjustments.

(ak)	Segment reporting

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The CODM is comprised of certain members of iClick Cayman’s management team, including the board of directors, chief executive officer and chief financial officer.

The Company’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but are not limited to, customer base, homogeneity of products and technology. The CODM who allocates resources to and assesses the performance of each operating segment using information about the operating segment’s revenue and income (loss) from operations. The CODM does not evaluate operating segments using asset or liability information.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280)”, Improvements to Reportable Segment Disclosures to improve reportable segment disclosure requirements through enhanced disclosures about significant segment expenses on an interim and annual basis. ASU 2023-07 became effective starting January 1, 2024, and was applied on a retrospective basis to all periods presented. The Company has adopted this standard for the fiscal year 2024 annual financial statements and interim financial statements thereafter. See Note 26 for details.

(al)	Recently issued accounting pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The Board is issuing the amendments in this Update to enhance the transparency and decision usefulness of income tax disclosures. Investors currently rely on the rate reconciliation table and other disclosures, including total income taxes paid, to evaluate income tax risks and opportunities. While investors find these disclosures helpful, they suggested possible enhancements to better (1) understand an entity’s exposure to potential changes in jurisdictional tax legislation and the ensuing risks and opportunities, (2) assess income tax information that affects cash flow forecasts and capital allocation decisions, and (3) identify potential opportunities to increase future cash flows. The Board decided that the amendments should be effective for public business entities for annual periods beginning after December 15, 2024.

In March 2024, the SEC adopted its rules covering climate-related disclosures which require registrants to provide certain climate-related disclosures in registrants’ SEC filings. The rules require registrants to disclose strategy, governance, risk management, targets and goals, greenhouse gas emissions, and financial statement effects. The rules provide phased effective dates and transition provisions, with some entities required to adopt most elements of the new rules as early as 2025.

2	Principal accounting policies (Continued)
(al)	Recently issued accounting pronouncements (Continued)

In November 2024, the FASB issued ASU 2024-03, “Income Statement–Reporting Comprehensive Income–Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses” (“ASU 2024-03”), which requires the disaggregation of certain expenses in the financial statements notes, to provide enhanced transparency into the expense captions presented on the face of the consolidated statement of operations. ASU 2024-03 is effective for annual reporting periods beginning January 1, 2027 and interim periods beginning January 1, 2028 and may be applied either prospectively or retrospectively.

In November 2024, the FASB issued ASU 2024-04, Debt-Debt with Conversion and Other Options (Topic 470): Improvements to Conversions of Convertible Debt Instruments. The Board is issuing the amendments in this Update to enhance the relevance and consistency in application whether certain settlements of convertible debt instruments should be accounted for as an induced conversion. Under the amendments, to account for a settlement of a convertible debt instrument as an induced conversion, an inducement offer is required to provide the debt holder with, at a minimum, the consideration (in form and amount) issuable under the conversion privileges provided in the terms of the instrument. this Update also make additional clarifications to assist stakeholders in applying the guidance. Under the amendments, the incorporation, elimination, or modification of a VWAP formula does not automatically cause a settlement to be accounted for as an extinguishment; an entity should instead assess whether the form and amount of conversion consideration are preserved (that is, provided for in the inducement offer) using the fair value of an entity’s shares as of the offer acceptance date and also clarify that the induced conversion guidance applies to a convertible debt instrument that is not currently convertible as long as it had a substantive conversion feature as of both its issuance date and the date the inducement offer is accepted. The Board decided that the amendments should be effective for public business entities for annual periods beginning after December 15, 2025 and interim reporting periods within those annual reporting periods.

The Company is currently evaluating the impact of the above new accounting pronouncements or guidance on the consolidated financial statements.